Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
Bandwidth, Inc. *	27,287	2,463
Cardlytics, Inc. *	104,368	8,761

Total		11,224

Consumer Discretionary (14.8%)
BJ’s Restaurants, Inc. *	145,542	6,078
Churchill Downs, Inc.	32,558	7,816
Deckers Outdoor Corp. *	15,902	5,728
Floor & Decor Holdings, Inc. *	23,109	2,791
Foot Locker, Inc.	123,687	5,648
Fox Factory Holding Corp. *	66,873	9,666
GAN, Ltd. *	306,123	4,552
Mister Car Wash, Inc. *	244,451	4,461
Ollie’s Bargain Outlet Holdings, Inc. *	107,415	6,475
Patrick Industries, Inc.	85,238	7,100
Penn National Gaming, Inc. *	78,680	5,701
PVH Corp. *	55,809	5,737
Shutterstock, Inc.	66,866	7,577
Texas Roadhouse, Inc.	93,351	8,526
Thor Industries, Inc.	63,529	7,799
TopBuild Corp. *	38,509	7,887
Traeger, Inc. *	102,715	2,150
Under Armour, Inc. - Class C *	194,294	3,404
Wingstop, Inc.	65,609	10,755
YETI Holdings, Inc. *	42,735	3,662

Total		123,513

Consumer Staples (4.5%)
The Beauty Health Co. *	138,175	3,588
Celsius Holdings, Inc. *	43,873	3,953
Freshpet, Inc. *	47,196	6,734
Lancaster Colony Corp.	31,867	5,380
Performance Food Group Co. *	198,177	9,207
The Simply Good Foods Co. *	134,078	4,624
Sovos Brands, Inc. *	279,991	3,906

Total		37,392

Financials (5.1%)
James River Group Holdings, Ltd.	102,355	3,862
Kemper Corp.	50,704	3,387
MGIC Investment Corp.	405,132	6,061
OneMain Holdings, Inc.	107,780	5,963
Stifel Financial Corp.	92,027	6,254

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Synovus Financial Corp.	108,147	4,747
Triumph Bancorp, Inc. *	72,616	7,271
Western Alliance Bancorporation	43,661	4,751

Total		42,296

Health Care (26.2%)
Aclaris Therapeutics, Inc. *	189,225	3,406
Akero Therapeutics, Inc. *	87,046	1,945
Allakos, Inc. *	45,898	4,859
ALX Oncology Holdings, Inc. *	60,613	4,477
Amedisys, Inc. *	16,007	2,387
Apellis Pharmaceuticals, Inc. *	85,187	2,808
Arena Pharmaceuticals, Inc. *	47,441	2,825
Arrowhead Pharmaceuticals, Inc. *	28,167	1,758
Arvinas, Inc. *	48,376	3,976
AtriCure, Inc. *	61,675	4,290
BioAtla, Inc. *	49,948	1,470
Biohaven Pharmaceutical Holding Co., Ltd. *	16,607	2,307
Blueprint Medicines Corp. *	60,443	6,214
Cardiovascular Systems, Inc. *	85,314	2,801
Celldex Therapeutics, Inc. *	94,146	5,083
Covetrus, Inc. *	168,340	3,054
Cytokinetics, Inc. *	103,378	3,695
Dyne Therapeutics, Inc. *	119,040	1,933
Fate Therapeutics, Inc. *	27,555	1,633
Glaukos Corp. *	52,943	2,550
Globus Medical, Inc. - Class A *	89,872	6,886
Health Catalyst, Inc. *	112,160	5,609
Heron Therapeutics, Inc. *	217,348	2,323
ImmunoGen, Inc. *	489,972	2,778
Integer Holdings Corp. *	69,934	6,248
Integra LifeSciences Holdings Corp. *	104,517	7,157

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Intellia Therapeutics, Inc. *	35,488	4,761
KalVista Pharmaceuticals, Inc. *	107,875	1,882
Karuna Therapeutics, Inc. *	30,830	3,771
Kodiak Sciences, Inc. *	40,681	3,905
Kymera Therapeutics, Inc. *	69,577	4,087
LHC Group, Inc. *	43,783	6,870
Madrigal Pharmaceuticals, Inc. *	35,062	2,798
Mersana Therapeutics, Inc. *	232,788	2,195
Mirati Therapeutics, Inc. *	19,192	3,395
ModivCare, Inc. *	29,208	5,305
Nanostring Technologies, Inc. *	86,917	4,173
NeoGenomics, Inc. *	135,149	6,520
Nevro Corp. *	40,809	4,749
Omnicell, Inc. *	81,731	12,131
Owens & Minor, Inc.	148,296	4,640
PTC Therapeutics, Inc. *	101,584	3,780
R1 RCM, Inc. *	456,315	10,043
RAPT Therapeutics, Inc. *	93,915	2,916
Reata Pharmaceuticals, Inc. *	30,144	3,033
Revance Therapeutics, Inc. *	135,872	3,785
Revolution Medicines, Inc. *	84,515	2,325
Scholar Rock Holding Corp. *	71,154	2,350
Syndax Pharmaceuticals, Inc. *	149,321	2,854
Tandem Diabetes Care, Inc. *	56,616	6,759
TCR2 Therapeutics, Inc. *	140,621	1,197
TG Therapeutics, Inc. *	122,418	4,074
Turning Point Therapeutics, Inc. *	47,634	3,164
Veracyte, Inc. *	70,194	3,261
Y-mAbs Therapeutics, Inc. *	102,833	2,935

Total		218,130

Small Cap Growth Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Industrials (16.4%)
Altra Industrial Motion Corp.	60,652	3,357
Applied Industrial Technologies, Inc.	68,110	6,139
Armstrong World Industries, Inc.	42,165	4,026
ASGN, Inc. *	93,126	10,536
Boise Cascade Co.	49,459	2,670
Builders FirstSource, Inc. *	114,429	5,921
CACI International, Inc. - Class A *	29,445	7,718
Chart Industries, Inc. *	30,294	5,790
Clean Harbors, Inc. *	32,498	3,376
Curtiss-Wright Corp.	38,566	4,866
EnerSys	39,764	2,960
Exponent, Inc.	58,057	6,569
Hydrofarm Holdings Group, Inc. *	155,615	5,890
Insperity, Inc.	71,025	7,865
ITT, Inc.	65,502	5,623
John Bean Technologies Corp.	64,015	8,997
Rexnord Corp.	118,291	7,605
Science Applications International Corp.	34,448	2,947
SPX Corp. *	89,961	4,808
SPX Flow, Inc.	72,933	5,331
Tetra Tech, Inc.	56,860	8,491
Viad Corp. *	90,293	4,100
WillScot Mobile Mini Holdings Corp. *	344,272	10,920

Total		136,505

Information Technology (24.8%)
Alarm.com Holdings, Inc. *	76,193	5,957
Axcelis Technologies, Inc. *	108,271	5,092
Blackbaud, Inc. *	64,948	4,569
Cirrus Logic, Inc. *	67,089	5,525
Concentrix Corp. *	56,893	10,070
Digital Turbine, Inc. *	131,126	9,015
Everbridge, Inc. *	29,805	4,502
ExlService Holdings, Inc. *	82,152	10,115
II-VI, Inc. *	124,975	7,418
Insight Enterprises, Inc. *	63,669	5,735
j2 Global, Inc. *	75,760	10,350
Kaltura, Inc. *	245,155	2,523
Lattice Semiconductor Corp. *	166,238	10,747
LiveRamp Holdings, Inc. *	84,794	4,005
Lumentum Holdings, Inc. *	62,349	5,209
Manhattan Associates, Inc. *	43,592	6,671

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Medallia, Inc. *	132,005	4,471
Mimecast, Ltd. *	90,365	5,747
Momentive Global, Inc. *	142,806	2,799
Perficient, Inc. *	98,948	11,448
Power Integrations, Inc.	98,019	9,703
Q2 Holdings, Inc. *	58,248	4,668
Rapid7, Inc. *	86,582	9,785
Repay Holdings Corp. *	253,304	5,834
Sprinklr, Inc. *	107,420	1,880
Sprout Social, Inc. *	70,231	8,565
Synaptics, Inc. *	50,908	9,150
Telos Corp. *	171,626	4,878
Varonis Systems, Inc. *	132,085	8,037
Verra Mobility Corp. *	492,494	7,422
Workiva, Inc. *	33,477	4,719

Total		206,609

Materials (2.1%)
Axalta Coating Systems, Ltd. *	236,555	6,905
Ingevity Corp. *	48,866	3,487
Louisiana-Pacific Corp.	86,739	5,323
Ranpak Holdings Corp. *	55,246	1,482

Total		17,197

Real Estate (4.2%)
Essential Properties Realty Trust, Inc.	226,731	6,330
Independence Realty Trust, Inc.	310,623	6,321
PS Business Parks, Inc.	44,840	7,028
Redfin Corp. *	60,848	3,049
Rexford Industrial Realty, Inc.	110,182	6,253
Ryman Hospitality Properties, Inc. *	75,836	6,348

Total		35,329

Total Common Stocks (Cost: $617,252)		828,195

Short-Term Investments (0.7%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	5,519,032	5,519

Total		5,519

Total Short-Term Investments (Cost: $5,519)		5,519

Total Investments (100.1%) (Cost: $622,771)@		833,714

Other Assets, Less Liabilities (-0.1%)		(754)

Net Assets (100.0%)		832,960

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $622,771 and the net unrealized appreciation of investments based on that cost was $210,943 which is comprised of $250,403 aggregate gross unrealized appreciation and $39,460 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$828,195	$—	$—
Short-Term Investments	5,519	—	—

Total Assets:	$833,714	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand